Mortgage Servicing Rights - Changes in Fair Value of Capitalized MSRs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Servicing Asset at Fair Value, Amount [Roll Forward]
Balance at beginning of period	$ 3,755	$ 2,953	$ 2,210
Rights purchased	5	156	42
Rights capitalized	373	590	1,136
Rights sold	(440)	(255)	2
Changes in fair value of MSRs
Due to fluctuations in market interest rates	66	804	272
Due to revised assumptions or models	12	(29)	(196)
Other changes in fair value	(394)	(464)	(513)
Balance at end of period	$ 3,377	$ 3,755	$ 2,953
Servicing Asset, Fair Value, Change in Fair Value, Other, Statement of Income or Comprehensive Income [Extensible Enumeration]	Mortgage banking revenue	Mortgage banking revenue	Mortgage banking revenue